Shareholders' Equity (Intrinsic Value of Stock Options) (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Shareholders' Equity [Abstract]
Aggregate intrinsic value of options outstanding	$ 3,825	$ 8,152
Aggregate intrinsic value of options exercisable	1,556	1,143
Total intrinsic value of options exercised	$ 2,400	$ 1,119
Intrinsic value of options at the date of grant	$ 0